Property and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 275,420	$ 176,955	$ 253,444
Less - accumulated depreciation	(145,574)	(123,725)	(97,507)
Property and equipment, net	129,846	53,230	155,937
Shop machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	147,194	87,534	87,704
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,398	32,093	35,270
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,080	37,814	37,814
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37,748	$ 19,514	$ 19,514